Average Annual Total Returns - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 30%	Nov. 29, 2024
Fidelity Advisor Asset Manager 30% - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	3.17%
Past 5 years	3.62%
Past 10 years	3.26%
Fidelity Advisor Asset Manager 30% - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	2.21%
Past 5 years	2.69%
Past 10 years	2.30%
Fidelity Advisor Asset Manager 30% - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.96%
Past 5 years	2.50%
Past 10 years	2.21%
Fidelity Advisor Asset Manager 30% - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	7.76%
Past 5 years	4.08%
Past 10 years	3.24%
Fidelity Advisor Asset Manager 30% - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	5.40%
Past 5 years	3.87%
Past 10 years	3.23%
Fidelity Advisor Asset Manager 30% - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	9.83%
Past 5 years	5.14%
Past 10 years	4.14%
Fidelity Advisor Asset Manager 30% - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	9.84%
Past 5 years	5.21%
Since Inception	4.06%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
F0593
Average Annual Return:
Past 1 year	10.32%
Past 5 years	4.93%
Past 10 years	4.11%

[1]	A From October 2, 2018 .